UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21455

Claymore Dividend & Income Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices)	(Zip code)
Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: October 31

Date of reporting period: November 1, 2010 – January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                      Schedule of Investments.

DCS|Claymore Dividend & Income Fund
Portfolio of Investments
January 31, 2011 (unaudited)

Number of Shares			Value
	Total Long-Term Investments - 133.7%
	Common Stocks - 108.6%
	Consumer Discretionary - 8.2%
2,186	Darden Restaurants, Inc.		$ 102,982
3,115	Garmin Ltd. (Switzerland)		96,035
4,273	Genuine Parts Co.		221,128
2,107	Hasbro, Inc.		92,898
46,330	Home Depot, Inc. (a)		1,703,554
3,999	Leggett & Platt, Inc.		90,097
8,885	Limited Brands, Inc.		259,797
9,849	Mattel, Inc.		233,224
28,907	McDonald's Corp. (a)		2,129,579
8,507	McGraw-Hill Cos., Inc. (The)		331,603
4,906	Omnicom Group, Inc.		220,181
15,488	Pearson PLC, ADR (United Kingdom) (a)		258,030
19,371	Thomson Reuters Corp. (Canada) (a)		775,034
960	Tupperware Brands Corp.		43,920
2,933	VF Corp.		242,618
1,528	Whirlpool Corp.		130,644
7,086	Yum! Brands, Inc.		331,341
			7,262,665
	Consumer Staples - 28.0%
55,627	Altria Group, Inc. (a)		1,307,791
9,716	Archer-Daniels-Midland Co.		317,422
8,198	Avon Products, Inc.		232,085
2,180	Brown-Forman Corp. - Class B		144,643
9,012	Campbell Soup Co.		307,670
65,586	Coca-Cola Co. (The) (a)		4,122,080
7,460	Colgate-Palmolive Co. (a)		572,704
1,519	Delhaize Group SA, ADR (Belgium)		120,609
16,348	Diageo PLC, ADR (United Kingdom) (a)		1,255,526
1,925	Emotelladora Andina SA, ADR - Class B (Chile)		59,001
16,472	General Mills, Inc.		572,896
6,107	Hershey Co. (The)		285,136
8,666	HJ Heinz Co.		411,635
2,047	Hormel Foods Corp.		101,122
2,537	JM Smucker Co. (The)		157,700
10,037	Kellogg Co. (a)		504,861
11,390	Kimberly-Clark Corp. (a)		737,275
34,419	Kraft Foods, Inc. - Class A (a)		1,052,189
3,271	Lorillard, Inc.		246,110
3,229	McCormick & Co., Inc.		142,722
2,864	Molson Coors Brewing Co. - Class B		134,236
48,583	PepsiCo, Inc. (a)		3,124,373
38,749	Philip Morris International, Inc. (a)		2,217,993
44,535	Procter & Gamble Co. (The) (a)		2,811,494
8,844	Reynolds American, Inc.		281,328
18,360	Sara Lee Corp. (a)		311,569
15,669	Sysco Corp. (a)		456,595
47,909	Wal-Mart Stores, Inc. (a)		2,686,258
			24,675,023
	Energy - 19.3%
45,049	Chevron Corp. (a)		4,276,502
39,836	ConocoPhillips (a)		2,846,681
39,146	Exxon Mobil Corp. (a)		3,158,299
29,443	Repsol YPF SA, ADR (Spain) (a)		934,521
12,222	Sasol Ltd., ADR (South Africa) (a)		596,800
46,509	Statoil ASA, ADR (Norway) (a)		1,135,750
11,495	Tenaris SA, ADR (Luxembourg) (a)		542,219
60,123	Total SA, ADR (France) (a)		3,533,429
			17,024,201
	Financials - 0.9%
1,803	Eaton Vance Corp.		54,631
2,757	Federated Investors, Inc. - Class B		74,660
14,387	Marsh & McLennan Cos., Inc. (a)		401,110
3,811	Plum Creek Timber Co., Inc. - REIT		159,567
1,809	Waddell & Reed Financial, Inc. - Class A		65,341
			755,309
	Health Care - 21.9%
39,030	Abbott Laboratories (a)		1,762,595
38,880	AstraZeneca PLC, ADR (United Kingdom) (a)		1,901,232
9,387	Baxter International, Inc.		455,176
3,654	Becton Dickinson and Co.		303,099
46,136	Bristol-Myers Squibb Co. (a)		1,161,704
31,013	Eli Lilly & Co. (a)		1,078,322
4,535	Fresenius Medical Care AG & Co. KGaA, ADR (Germany)		265,570
78,996	GlaxoSmithKline PLC, ADR (United Kingdom) (a)		2,869,925
56,783	Johnson & Johnson (a)		3,393,920
75,114	Merck & Co., Inc. (a)		2,491,531
192,181	Pfizer, Inc. (a)		3,501,538
1,739	Pharmaceutical Product Development, Inc.		50,674
610	Teleflex, Inc.		34,965
			19,270,251
	Industrials - 12.5%
18,564	3M Co. (a)		1,632,147
34,769	ABB Ltd., ADR (Switzerland) (a)		822,982
2,912	Avery Dennison Corp.		122,566
4,283	Cooper Industries PLC (Ireland)		262,377
3,741	Dover Corp.		239,798
785	Dun & Bradstreet Corp.		66,686
660	Elbit Systems Ltd. (Israel)		33,541
19,819	Emerson Electric Co. (a)		1,166,943
5,830	General Dynamics Corp.		439,582
15,282	Honeywell International, Inc. (a)		855,945
1,467	Hubbell, Inc. - Class B		89,839
13,410	Illinois Tool Works, Inc. (a)		717,301
2,759	ITT Corp.		162,560
19,256	Koninklijke Philips Electronics NV (Netherlands) (a)		601,365
5,765	Lockheed Martin Corp.		458,894
9,283	Masco Corp.		123,649
6,314	Northrop Grumman Corp.		437,560
2,157	Pentair, Inc.		78,019
5,595	Pitney Bowes, Inc.		135,847
5,904	Raytheon Co.		295,141
5,474	RR Donnelley & Sons Co.		96,999
1,389	Snap-On, Inc.		78,659
8,937	Tyco International Ltd. (Switzerland)		400,646
14,313	United Technologies Corp. (a)		1,163,647
12,999	Waste Management, Inc. (a)		492,272
			10,974,965
	Information Technology - 9.6%
13,553	Automatic Data Processing, Inc. (a)		649,189
2,099	Broadridge Financial Solutions, Inc.		48,046
1,953	Harris Corp.		90,893
159,794	Intel Corp. (a)		3,429,179
2,094	Konami Corp., ADR (Japan)		42,110
5,916	Linear Technology Corp.		205,818
3,718	National Semiconductor Corp.		56,365
56,034	Nokia OYJ, ADR (Finland) (a)		599,564
9,883	Paychex, Inc.		316,256
136,782	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan) (a)		1,787,741
46,944	Telefonaktiebolaget LM Ericsson, ADR (Sweden) (a)		580,697
19,309	Texas Instruments, Inc. (a)		654,768
			8,460,626
	Materials - 3.1%
2,915	Bemis Co., Inc.		94,883
500	Compass Minerals International, Inc.		45,935
12,823	CRH PLC, ADR (Ireland) (a)		279,670
24,448	EI Du Pont de Nemours & Co. (a)		1,239,025
889	Greif, Inc. - Class A		56,051
1,905	International Flavors & Fragrances, Inc.		108,680
2,551	MeadWestvaco Corp.		73,035
1,572	Packaging Corp. of America		44,409
4,380	PPG Industries, Inc.		369,146
2,473	RPM International, Inc.		57,942
2,456	Sealed Air Corp.		65,551
1,653	Sherwin-Williams Co. (The)		140,059
2,634	Sonoco Products Co.		93,639
1,499	Valspar Corp.		56,018
			2,724,043
	Telecommunication Services - 3.2%
1,969	Cellcom Israel Ltd. (Israel)		60,133
15,238	Chunghwa Telecom Co. Ltd., ADR (Taiwan) (a)		455,171
5,207	Magyar Telekom Telecommunications PLC, ADR (Hungary)		71,076
67,523	NTT DoCoMo, Inc., ADR (Japan) (a)		1,212,038
4,011	Partner Communications Co. Ltd., ADR (Israel)		76,209
3,937	Philippine Long Distance Telephone Co., ADR (Philippines)		219,291
9,117	Rogers Communications, Inc. - Class B (Canada)		318,366
9,903	Telecom Corp. of New Zealand Ltd., ADR (New Zealand)		87,741
18,467	Telefonos de Mexico SAB de CV, ADR (Mexico) (a)		319,664
			2,819,689
	Utilities - 1.9%
2,761	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)		136,863
7,639	Cia Energetica de Minas Gerais, ADR (Brazil)		126,196
2,402	DPL, Inc.		62,884
4,136	Empresa Nacional de Electricidad SA, ADR (Chile)		215,899
9,872	Enersis SA, ADR (Chile)		204,943
9,977	Exelon Corp. (a)		424,122
13,388	Public Service Enterprise Group, Inc. (a)		434,173
1,637	UGI Corp.		51,320
			1,656,400
	Total Common Stocks - 108.6%
	(Cost $78,511,294)		95,623,172

	Convertible Preferred Stocks - 1.3%
	Financials - 1.3%
342	Fannie Mae, 5.375%
	(Cost $33,154,000)		1,162,807

		Optional
Principal Amount		Call Provisions	Value
	Corporate Bonds - 23.5%
	Consumer Discretionary - 4.3%
$ 400,000	British Sky Broadcasting Group PLC, BBB+, 9.500%, 11/15/18 (United Kingdom) (b)	N/A	535,522
394,000	Comcast Corp., BBB+, 6.550%, 7/1/39	N/A	417,213
410,000	Fortune Brands, Inc., BBB-, 6.625%, 7/15/28	N/A	393,234
394,000	Home Depot, Inc., BBB+, 5.875%, 12/16/36	N/A	399,226
404,000	International Game Technology, BBB, 7.500%, 6/15/19	N/A	463,255
399,000	Kohl's Corp., BBB+, 6.875%, 12/15/37	N/A	456,699
265,000	Time Warner, Inc., BBB, 7.700%, 5/1/32	N/A	317,939
325,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, BB-, 8.125%, 12/01/17 (Germany) (b)	12/1/12 @ 108.125	352,625
397,000	Walt Disney Co. (The), A, 7.000%, 3/1/32 (a)	N/A	480,512
			3,816,225
	Energy - 1.2%
405,000	Anadarko Petroleum Corp., BBB-, 8.700%, 3/15/19	N/A	496,795
411,000	Weatherford International Ltd., BBB, 9.625%, 3/1/19 (Bermuda) (a)	N/A	536,509
			1,033,304
	Financials - 10.4%
137,000	American Express Co., BB, 6.800%, 9/1/66 (c)	9/1/16 @ 100.00	138,199
399,000	American Express Co., BBB+, 8.125%, 5/20/19 (a)	N/A	495,688
398,000	American International Group, Inc., A-, 5.375%, 10/18/11	N/A	411,432
301,000	AvalonBay Communities, Inc., BBB+, 6.100%, 3/15/20	N/A	339,260
198,000	Bank of America Corp., BB+, 8.000% (c) (d)	1/30/18 @ 100.00	205,534
301,000	Boston Properties LP, A-, 5.875%, 10/15/19	N/A	329,698
301,000	Camden Property Trust, BBB, 5.700%, 5/15/17	N/A	332,412
260,000	Caterpillar Financial Services Corp., A, 7.150%, 2/15/19	N/A	319,728
401,000	Citigroup, Inc., A, 8.500%, 5/22/19	N/A	491,609
360,000	Coffeyville Resources LLC/Coffeyville Finance, Inc., BB-, 9.000%, 4/1/15 (b)	4/1/12 @ 106.75	394,200
300,000	Credit Acceptance Corp., BB, 9.125%, 2/1/17 (b)	2/1/14 @ 104.563	324,000
300,000	Fidelity National Financial, Inc., BBB-, 6.600%, 5/15/17	N/A	300,535
199,000	GE Capital Trust I, A+, 6.375%, 11/15/67 (c)	11/15/17 @ 100.00	201,736
397,000	General Electric Capital Corp., AA+, 6.750%, 3/15/32	N/A	435,626
200,000	Goldman Sachs Capital II, BBB-, 5.793% (c) (d)	6/1/12 @ 100.00	169,750
404,000	Goldman Sachs Group, Inc. (The), A-, 6.750%, 10/1/2037	N/A	406,696
301,000	HCP, Inc., BBB, 6.700%, 1/30/18	N/A	336,252
269,000	Hughes Network Systems LLC/HNS Finance Corp., B, 9.500%, 4/15/14	3/17/11 @ 104.75	279,087
202,000	JPMorgan Chase & Co., BBB+, 7.900% (c) (d)	4/30/18 @ 100.00	218,465
396,000	JPMorgan Chase & Co., A+, 6.300%, 4/23/19	N/A	447,262
405,000	Manufacturers & Traders Trust Co., A-, 6.625%, 12/4/17	N/A	460,174
400,000	Merrill Lynch & Co., Inc., A-, 6.110%, 1/29/37	N/A	364,048
400,000	Morgan Stanley, A, 5.550%, 4/27/17	N/A	416,748
405,000	PNC Bank NA, A, 5.250%, 1/15/17	N/A	434,179
300,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, B-, 8.500%, 5/15/18 (b)	5/15/14 @ 104.25	314,250
298,000	Simon Property Group LP, A-, 10.350%, 4/1/19	N/A	407,707
202,000	Wells Fargo & Co., A-, 7.980% (c) (d)	3/15/18 @ 100.00	217,150
			9,191,425
	Health Care - 2.0%
399,000	Aetna, Inc., A-, 6.750%, 12/15/37	N/A	449,591
404,000	Alere, Inc., B-, 9.000%, 5/15/16	5/15/13 @ 104.50	427,735
399,000	UnitedHealth Group, Inc., A-, 6.500%, 6/15/37	N/A	437,890
397,000	WellPoint, Inc., A-, 5.950%, 12/15/34	N/A	406,426
			1,721,642
	Industrials - 2.8%
399,000	CSX Corp., BBB-, 6.000%, 10/1/36	N/A	411,444
408,000	FedEx Corp., BBB, 8.000%, 1/15/19 (a)	N/A	501,673
300,000	MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., B+,
	10.500%, 4/15/18 (South Korea)	4/15/14 @ 105.25	327,750
407,000	Southwest Airlines Co., BBB, 5.125%, 3/1/17	N/A	422,673
274,000	Textron, Inc., BBB-, 7.250%, 10/1/19	N/A	316,709
405,000	Waste Management, Inc., BBB, 7.375%, 3/11/19 (a)	N/A	487,755
			2,468,004
	Information Technology- 1.0%
262,000	Corning, Inc., BBB+, 6.625%, 5/15/19	N/A	302,177
264,000	Oracle Corp., A, 6.125%, 7/8/39	N/A	285,371
300,000	Wind Acquisition Finance SA, BB-, 7.250%, 2/15/18 (Luxembourg) (b)	11/15/13 @ 105.438	311,250
			898,798
	Materials - 0.9%
275,000	Alcoa, Inc., BBB-, 6.750%, 7/15/18	N/A	307,317
411,000	International Paper Co., BBB, 7.500%, 8/15/21	N/A	486,733
			794,050

	Utilities - 0.9%
401,000	Exelon Generation Co. LLC, BBB, 6.200%, 10/1/17	N/A	450,122
264,000	Southwestern Electric Power Co., BBB, 6.450%, 1/15/19	N/A	294,253
			744,375
	Total Corporate Bonds - 23.5%
	(Cost $18,777,126)		20,667,823

Number of Shares			Value
	Limited Partnership - 0.3%
	Real Estate - 0.3%
400,000	Kodiak Funding, LP (e)
	(Cost $3,502,000)		280,000

	Total Long-Term Investments - 133.7%
	(Cost $133,944,420)		117,733,802

	Short-Term Investments - 3.1%
2,744,104	Dreyfus Money Market Bond Fund
	(Cost $2,744,104)		2,744,104

	Total Investments - 136.8%
	(Cost $136,688,524)		120,477,906
	Other Assets in excess of Liabilities - 0.7%		610,023
	Borrowings - (37.5%)		(33,000,000)
	Net Assets Applicable to Common Shares - 100.0%		$ 88,087,929

ADR - American Depositary Receipt
AG - Stock Corporation
ASA - Stock Company
GmbH - Limited Liability
GmbH & Co. KG - Limited Partnership
KGaA - Limited Partnership `
LLC - Limited Liability Company
LP - Limited Partnership
OYJ - Public Traded Company
NV - Publicly Limited Liability Corporation
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation
SAB de CV - Variable Capital Company

(a) All or a portion of these securities were segregated as collateral for the borrowings. As of January 31, 2011, the total amount segregated was $79,818,760.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, these securities amounted to 2.9% of net assets applicable to Common Shares.
(c) Floating or variable rate security.
(d) Perpetual maturity.
(e) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of
Trustees. The total market value of such securities is $280,000 which represents 0.3% of Net Assets Applicable to Common Shares.

Ratings (unaudited) shown are per Standard & Poor's; securities classified NR are not rated by Standard & Poor's.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shares unless otherwise noted.

% of Total
Country Breakdown*	Investments
United States	79.0%
United Kingdom	5.7%
France	2.9%
Taiwan	1.9%
Switzerland	1.1%
Japan	1.0%
Norway	0.9%
Canada	0.9%
Spain	0.8%
Luxembourg	0.7%
Germany	0.5%
Netherlands	0.5%
Finland	0.5%
South Africa	0.5%
Sweden	0.5%
Ireland	0.4%
Bermuda	0.4%
Chile	0.4%
South Korea	0.3%
Mexico	0.3%
Brazil	0.2%
Philippines	0.2%
Israel	0.1%
Belgium	0.1%
New Zealand	0.1%
Hungary	0.1%

* Subject to change daily.

See previously submitted notes to financial statements at October 31, 2010.

At January 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 136,710,459	19,847,526	(36,080,079)	$ (16,232,553)

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after
December 15, 2010. The Fund adopted the disclosures required by this amendment, which did not have a material impact on the financial statements.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities.
The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures approved by the Board of Trustees as described above.
The fair value estimate for the Level 3 security in the Fund was determined in good faith by the Pricing Committee pursuant to the Valuation Procedures adopted by
Board of Trustees. There were various factors considered in reaching fair value determination, including, but not limited, to the following: the type of security, the extent of public trading of the security, analysis of the company’s performance and the present value of potential future earnings of the investment.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of
January 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$95,623	$-	$-	$95,623
Convertible Preferred Stocks	-	1,163	-	1,163
Corporate Bonds	-	20,668	-	20,668
Limited Partnerships	-	-	280	280
Money Market Fund	2,744	-	-	2,744
Total	$98,367	$21,831	$280	$120,478

Level 3 holdings	Securities
Beginning Balance at 10/31/10	$248
Total Realized Gain/Loss	-
Change in Unrealized Gain/Loss	32
Net Purchases and Sales	-
Net Transfers In/Out	-
Ending Balance at 1/31/2011	$280

There were no transfers between Level 1 and Level 2. There were no Level 3 transfers.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Dividend & Income Fund

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
               Chief Executive Officer and Chief Legal Officer

Date:	March 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin M. Robinson
  Kevin M. Robinson
               Chief Executive Officer and Chief Legal Officer

Date:	March 17, 2011

By:	/s/ John Sullivan
  John Sullivan
  Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	March 17, 2011